Subsequent Events	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statement is issued. Other than the events below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

On October 2, 2023, Mr. Michael Davidov resigned from his position as an independent director, and a member of the Audit Committee and Compensation Committee of the of Board of Directors of the Company, effective immediately after the appointment of his successor. On October 2, 2023, the Board of Directors of the Company appointed Mr. Wenbing Chris Wang as an independent director of the Company effective immediately. The Sponsor will repurchase 10,000 Founder Shares of the Company from Mr. Davidov and will transfer the shares to Mr. Wang as compensation.

On October 20, 2023, another Monthly Extension Payment of $100,000 was deposited into the Trust Account (the “October Monthly Extension Payment”), which enabled the Company to extend the date by which it has to consummate its initial Business Combination by one month from October 21, 2023 to November 21, 2023. In connection with the October Monthly Extension Payment, and pursuant to the Merger Agreement, on October 26, 2023, the Company issued an unsecured promissory note of $100,000 to TPH to evidence the payment made for the October Monthly Extension Payment.

On November 20, 2023, an aggregate of $100,000 (the “November Monthly Extension Payment”) was deposited into trust account of the Company for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial business combination by one month from November 21, 2023 to December 21, 2023 (the “November Extension”). The November Extension is the sixth of the up to nine Monthly Extensions permitted under the Company’s Amended and Restated Certificate of Incorporation currently in effect. In connection with the November Monthly Extension Payment and pursuant to the Agreement and Plan of Merger entered into by the Company, Thunder Power, and Feutune Light Merger Sub, Inc. on October 26, 2023, the Company issued an unsecured promissory note of $100,000 to Thunder Power, to evidence the payments made for the November Monthly Extension Payment.

On December 20, 2023, an aggregate of $100,000 (the “December Monthly Extension Payment”) was deposited into trust account of the Company for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial business combination by one month from December 21, 2023 to January 21, 2024 (the “December Extension”). The December Extension is the seventh of the up to nine Monthly Extensions permitted under the Company’s Amended and Restated Certificate of Incorporation currently in effect. In connection with the December Monthly Extension Payment and pursuant to the Agreement and Plan of Merger entered into by the Company Thunder Power, and Feutune Light Merger Sub, Inc. on October 26, 2023, the Company issued an unsecured promissory note of $100,000 to Thunder Power, to evidence the payments made for the December Monthly Extension Payment

On January 19, 2024, an aggregate of $100,000 (the “January Monthly Extension Payment”) was deposited into trust account of Feutune Light Acquisition Corporation (the “Company”) for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial business combination by one month from January 21, 2024 to February 21, 2024 (the “January Extension”). The January Extension is the eighth of the up to nine Monthly Extensions permitted under the Company’s Amended and Restated Certificate of Incorporation currently in effect. In connection with the January Monthly Extension Payment and pursuant to the Agreement and Plan of Merger entered into by the Company, Thunder Power, and Feutune Light Merger Sub, Inc. on October 26, 2023, the Company issued an unsecured promissory note of $100,000 to Thunder Power, to evidence the payments made for the January Monthly Extension Payment.

Merger Agreement

On October 26, 2023, the Company entered into an Agreement and Plan of Merger with Thunder Power Holdings Limited, a British Virgin Islands company Merger Sub. TPH is a technology innovator and manufacturer of premium electric vehicles (“EVs”). TPH is dedicated to creating electric vehicles that deliver a premium driving experience combined with a high degree of personalization and has developed and is planning to manufacture a family of EVs suited to various stages of life and driving environments. Pursuant to the Merger Agreement, TPH will be merged with and into Merger Sub (the “Merger”), with the Merger Sub surviving the Merger as a direct wholly owned subsidiary of the Company.

Note 10 — Subsequent Events

On March 21, 2023, an aggregate of $977,500 was deposited by the Sponsor into the Trust Account for the public stockholders, representing $0.10 per public share, which enables the Company to extend the period of time it has to consummate its initial business combination by three months from March 21, 2023 to June 21, 2023.

In connection with the Extension Payment, the Company issued unsecured promissory notes (the “Notes”) to the Sponsor.

The Notes are non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) consummation of the Company’s initial business combination and (ii) the date of the liquidation of the Company. The principal balance may be prepaid at any time, at the election of the Company. The holders of the Notes have the right, but not the obligation, to convert their Notes, in whole or in part, respectively, into private shares of the Class A common stock (the “Conversion Shares”) of the Company, as described in the prospectus of the Company (File Number 333-264221). The number of Conversion Shares to be received by the holders in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to such holders by (y) $10.00.

On June 16, 2023, the Company held a special meeting of the stockholders (the “Special Meeting”), where the stockholders of the Company approved the Company to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter”) to allow the Company until June 21, 2023 to consummate an initial Business Combination and may elect to extend the period to consummate an initial Business Combination up to nine times, each by an additional one-month period (each, a “Monthly Extension”), for a total of up to nine months to March 21, 2024, by depositing to the Company’s Trust Account, the lesser of (i) $100,000 for all Public Shares and (ii) $0.04 for each Public Share for each one-month extension. On June 20, 2023, a certificate of amendment to the Charter (the “Charter Amendment”) was filed with the State of Delaware, effective on the same date.

On June 20, 2023, $100,000 (the “June Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from June 21, 2023 to July 21, 2023 (the “June Extension”). The June Extension is the first of the up to nine Monthly Extensions permitted under the amended Charter.

In connection with the June Monthly Extension Payment, the Company issued an unsecured promissory note of $100,000 (the “Note”) to the Sponsor to evidence the payments made by the Sponsor for the June Monthly Extension Payment.

The Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company (the “Maturity Date”). The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the Maturity Date; (ii) the commencement of a voluntary or involuntary bankruptcy action, (iii) the breach of the Company’s obligations thereunder; (iv) any cross defaults; (v) any enforcement proceedings against the Company; and (vi) any unlawfulness and invalidity in connection with the performance of the obligations thereunder, in which case the Note may be accelerated.

The payee of the Note, the Sponsor, has the right, but not the obligation, to convert the Note, in whole or in part, respectively, into Private Units of the Company, that are identical to Public Units of the Company, subject to certain exceptions, as described in the Prospectus, by providing the Company with written notice of the intention to convert at least two business days prior to the closing of the Business Combination. The number of Private Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

In connection with the votes to approve the Charter Amendment, 4,791,507 shares of Class A Common Stock of the Company were rendered for redemption.

On July 20, 2023, an aggregate of $100,000 (the “July Monthly Extension Payment”) was deposited into the Trust Account for the public stockholders, which enabled the Company to extend the period of time it has to consummate its initial Business Combination by one month from July 21, 2023 to August 21, 2023 (the “July Extension”). The July Extension is the second of the up to nine Monthly Extensions permitted under the amended Charter.

The July Monthly Extension Payment was deposited by the Company from its working capital account in lieu of a deposit by the Sponsor. Such advancement shall be repaid by the Sponsor or its affiliates or designees to the Company within two months of the deposit, at which time, the Company will issue a promissory note to the Sponsor or its affiliates or designees to evidence the payment for the July Extension.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date financial statement is issued. Based on this review, other than the subsequent event disclosed above, the Company did not identify any subsequent events that would require adjustment or disclosure in the financial statements.